SUPPLEMENT TO

FIDELITY GROWTH &

INCOME PORTFOLIO

PROSPECTUS
DATED SEPTEMBER 19, 1995
On October 19, 1995 the
Board of Trustees of Fidelity
Growth & Income Portfolio
authorized elimination of the
Portfolio's 3% front-end sales
charge. Beginning October 20,
1995, purchases of shares of
the Portfolio will not be subject
to a sales charge.
The following information
replaces the similar
information found under the
"Expenses" section on pages
5:
    SHAREHOLDER TRANSACTION
EXPENSES    are charges you
pay when you buy, sell, or
hold shares of a fund. See
pages __ and __for an
explanation of how and when
these charges apply.
Maximum sales charge on
purchases

(as a % of offering price) None
Maximum sales charge on

reinvested distributions     None
Deferred sales charge on
redemptions     None
Exchange fee     None
Annual account maintenance fee


(for accounts under $2,500)     $12.
00
The following information
replaces the similar
information found under the
"How to Buy Shares" section
on pages 18:
    THE FUND'S SHARE PRICE,
called net asset value (NAV),
is calculated every business
day. The fund's shares are
sold without a sales charge.
Due to the elimination of the
sales charge the section
entitled "Sales Charge
Reductions and Waivers"
beginning on page 29 is no
longer applicable    .





   SUPPLEMENT TO

FIDELITY GROWTH &

INCOME PORTFOLIO

PROSPECTUS
DATED SEPTEMBER 19, 1995
On October 19, 1995 the
Board of Trustees of Fidelity
Growth & Income Portfolio
authorized elimination of the
Portfolio's 3% front-end sales
charge. Beginning October 20,
1995, purchases of shares of
the Portfolio will not be subject
to a sales charge.
The following information
replaces the similar
information found under the
"Expenses" section on pages
5:
    SHAREHOLDER TRANSACTION
EXPENSES    are charges you
pay when you buy, sell, or
hold shares of a fund. See
pages __ and __for an
explanation of how and when
these charges apply.
Maximum sales charge on
purchases

(as a % of offering price) None
Maximum sales charge on

reinvested distributions     None
Deferred sales charge on
redemptions     None
Exchange fee     None
Annual account maintenance fee


(for accounts under $2,500)     $12.
00
The following information
replaces the similar
information found under the
"How to Buy Shares" section
on pages 18:
    THE FUND'S SHARE PRICE,
called net asset value (NAV),
is calculated every business
day. The fund's shares are
sold without a sales charge.
Due to the elimination of the
sales charge the section
entitled "Sales Charge
Reductions and Waivers"
beginning on page 29 is no
longer applicable    .





   GAI-95-1 October 20, 1995
GAI-95-1 October 20, 1995